Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.5%)
	Linde plc	242,626	115,247
	Ecolab Inc.	132,860	36,385
	Newmont Corp.	352,984	29,760
	Fastenal Co.	522,914	25,644
	Freeport-McMoRan Inc.	533,521	20,925
	Air Products and Chemicals Inc.	67,704	18,464
	Southern Copper Corp.	112,764	13,685
	Reliance Inc.	43,502	12,217
	Alcoa Corp.	363,031	11,940
	Avery Dennison Corp.	69,687	11,301
	International Paper Co.	210,348	9,760
*	MP Materials Corp.	127,728	8,567
	Anglogold Ashanti plc	119,360	8,395
	Steel Dynamics Inc.	59,902	8,352
	Nucor Corp.	60,321	8,169
	Albemarle Corp.	89,152	7,228
	Mosaic Co.	188,237	6,528
	Royal Gold Inc.	31,085	6,235
*	RBC Bearings Inc.	14,101	5,504
	CF Industries Holdings Inc.	52,679	4,725
	Element Solutions Inc.	176,547	4,444
	Celanese Corp.	86,059	3,621
	International Flavors & Fragrances Inc.	56,960	3,505
	Scotts Miracle-Gro Co.	47,266	2,692
	FMC Corp.	75,795	2,549
	Hexcel Corp.	33,002	2,069
*	Cleveland-Cliffs Inc.	165,766	2,022
	Westlake Corp.	18,022	1,389
	Chemours Co.	49,158	779
	Eastman Chemical Co.	11,513	726
	NewMarket Corp.	39	32
	Timken Co.	248	19
			392,878
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	4,102,354	900,754
*	Tesla Inc.	1,211,579	538,813
*	Netflix Inc.	191,867	230,033
	Walmart Inc.	1,925,328	198,424
	Costco Wholesale Corp.	185,494	171,699
	Home Depot Inc.	401,901	162,846
	Walt Disney Co.	805,429	92,222
*	Uber Technologies Inc.	866,641	84,905
	McDonald's Corp.	277,959	84,469
	Booking Holdings Inc.	14,559	78,608
	Lowe's Cos. Inc.	281,040	70,628
*	O'Reilly Automotive Inc.	616,555	66,471
	TJX Cos. Inc.	409,999	59,261
*	Spotify Technology SA	68,431	47,765
*	Copart Inc.	1,025,902	46,135
	Marriott International Inc. Class A	175,101	45,603
	Starbucks Corp.	466,201	39,441
*	ROBLOX Corp. Class A	233,107	32,290
	Royal Caribbean Cruises Ltd.	98,505	31,874
	NIKE Inc. Class B	453,411	31,616
*	AutoZone Inc.	7,227	31,006
	eBay Inc.	339,551	30,882
	DR Horton Inc.	162,652	27,565
*	Warner Bros Discovery Inc.	1,390,867	27,164
	Somnigroup International Inc.	304,711	25,696
*	United Airlines Holdings Inc.	263,107	25,390
	General Motors Co.	410,369	25,020
*	Chipotle Mexican Grill Inc.	636,836	24,958

		Shares	Market Value ($000)
	Electronic Arts Inc.	112,726	22,737
	Hilton Worldwide Holdings Inc.	86,666	22,485
	Ross Stores Inc.	146,662	22,350
	Yum! Brands Inc.	140,313	21,328
*	Take-Two Interactive Software Inc.	78,407	20,257
*	Carvana Co.	53,308	20,110
*	Live Nation Entertainment Inc.	122,564	20,027
*	Airbnb Inc. Class A	157,970	19,181
	Delta Air Lines Inc.	307,256	17,437
*	Flutter Entertainment plc	68,203	17,324
*	AutoNation Inc.	76,111	16,651
	Lennar Corp. Class A	130,676	16,470
	PulteGroup Inc.	124,533	16,455
	Expedia Group Inc.	68,205	14,579
*	Coupang Inc.	445,384	14,341
	Target Corp.	156,960	14,079
	Darden Restaurants Inc.	68,336	13,008
	Toll Brothers Inc.	93,872	12,967
	Garmin Ltd.	52,139	12,838
	Ford Motor Co.	1,004,914	12,019
*	Carnival Corp.	414,330	11,978
	Estee Lauder Cos. Inc. Class A	134,742	11,873
	Hyatt Hotels Corp. Class A	76,726	10,890
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	10,661
*	BJ's Wholesale Club Holdings Inc.	112,146	10,458
*	NVR Inc.	1,205	9,682
*	Ulta Beauty Inc.	16,778	9,173
	PVH Corp.	107,670	9,020
*	Liberty Media Corp.-Liberty Live Class A	94,390	8,901
*	Lululemon Athletica Inc.	49,834	8,867
	Gentex Corp.	302,760	8,568
*	Aptiv plc	96,414	8,313
*	Rivian Automotive Inc. Class A	563,827	8,277
*	Dollar Tree Inc.	84,951	8,017
	Tractor Supply Co.	136,844	7,782
	Interpublic Group of Cos. Inc.	259,529	7,243
*	Burlington Stores Inc.	27,479	6,993
	Dollar General Corp.	65,783	6,799
*	Liberty Media Corp.-Liberty Formula One Class A	71,269	6,786
*	DraftKings Inc. Class A	176,894	6,616
	Southwest Airlines Co.	203,056	6,480
*	Deckers Outdoor Corp.	62,888	6,375
*	Norwegian Cruise Line Holdings Ltd.	257,285	6,337
	Best Buy Co. Inc.	77,777	5,881
	Hasbro Inc.	76,898	5,833
	Fox Corp. Class A	91,376	5,762
*	MGM Resorts International	163,296	5,660
*	Planet Fitness Inc. Class A	53,344	5,537
*	CarMax Inc.	117,499	5,272
	Ralph Lauren Corp.	16,358	5,129
*	Wayfair Inc. Class A	55,476	4,956
	BorgWarner Inc.	112,717	4,955
	News Corp. Class A	153,012	4,699
*	Liberty Media Corp.-Liberty Live Class C	46,770	4,535
*	Grand Canyon Education Inc.	20,393	4,477
*	Trade Desk Inc. Class A	90,652	4,443
	Dick's Sporting Goods Inc.	19,986	4,441
*	Cava Group Inc.	72,348	4,371
*	Duolingo Inc. Class A	13,368	4,302
	RB Global Inc.	39,397	4,269
	Omnicom Group Inc.	50,347	4,105
*	elf Beauty Inc.	29,282	3,879
	Genuine Parts Co.	27,506	3,812
*	Floor & Decor Holdings Inc. Class A	48,673	3,587
*	Caesars Entertainment Inc.	132,414	3,578
*	GameStop Corp. Class A	125,670	3,428
*	U-Haul Holding Co.	59,024	3,368
*	Bright Horizons Family Solutions Inc.	30,089	3,267
*	Ollie's Bargain Outlet Holdings Inc.	25,066	3,218
*	Coty Inc. Class A	784,722	3,170

		Shares	Market Value ($000)
*	Penn Entertainment Inc.	157,052	3,025
	Williams-Sonoma Inc.	15,143	2,960
*	Five Below Inc.	18,670	2,888
	Churchill Downs Inc.	27,700	2,687
*	American Airlines Group Inc.	222,559	2,502
*	Alaska Air Group Inc.	49,505	2,464
*	Lyft Inc. Class A	111,952	2,464
	Las Vegas Sands Corp.	45,601	2,453
*	QuantumScape Corp. Class A	197,835	2,437
	Sirius XM Holdings Inc.	95,641	2,226
	Pool Corp.	6,943	2,153
*	Lucid Group Inc. Class A	90,122	2,144
	New York Times Co. Class A	37,186	2,134
	Domino's Pizza Inc.	4,900	2,115
	U-Haul Holding Co. (XNYS)	39,075	1,989
	VF Corp.	131,027	1,891
	News Corp. Class B	54,733	1,891
*	Mattel Inc.	111,801	1,882
	Wynn Resorts Ltd.	13,988	1,794
	Aramark	46,461	1,784
	LKQ Corp.	55,913	1,708
	Rollins Inc.	26,651	1,565
	Tapestry Inc.	13,466	1,525
	Harley-Davidson Inc.	53,991	1,506
*	Madison Square Garden Sports Corp.	6,489	1,473
	Macy's Inc.	78,848	1,414
	Lennar Corp. Class B	10,972	1,317
*	Under Armour Inc. Class C	247,618	1,196
*	SiteOne Landscape Supply Inc.	9,160	1,180
*	RH	5,612	1,140
*	Etsy Inc.	16,913	1,123
*	Valvoline Inc.	29,118	1,046
*	SharkNinja Inc.	9,335	963
	Gap Inc.	42,954	919
*	Dutch Bros Inc. Class A	13,674	716
*	Amer Sports Inc.	17,988	625
	Lithia Motors Inc. Class A	1,257	397
	Wingstop Inc.	1,550	390
	Boyd Gaming Corp.	4,055	351
*	Crocs Inc.	2,148	179
*	YETI Holdings Inc.	4,372	145
	Service Corp. International	1,561	130
	Wyndham Hotels & Resorts Inc.	1,339	107
*	Light & Wonder Inc.	1,138	96
	Thor Industries Inc.	381	39
	H&R Block Inc.	250	13
			3,961,350
Consumer Staples (3.7%)
	Procter & Gamble Co.	995,689	152,988
	Coca-Cola Co.	1,600,073	106,117
	Philip Morris International Inc.	615,523	99,838
	PepsiCo Inc.	563,284	79,108
	McKesson Corp.	66,291	51,212
	Mondelez International Inc. Class A	592,486	37,013
	CVS Health Corp.	450,391	33,955
	Cencora Inc.	108,183	33,810
	Colgate-Palmolive Co.	371,028	29,660
	Kroger Co.	412,017	27,774
*	Monster Beverage Corp.	375,592	25,281
	Church & Dwight Co. Inc.	267,617	23,451
	Corteva Inc.	329,705	22,298
	Altria Group Inc.	241,258	15,937
	Casey's General Stores Inc.	27,851	15,745
	Hershey Co.	78,631	14,708
	Archer-Daniels-Midland Co.	232,055	13,863
	Constellation Brands Inc. Class A	94,820	12,769
*	US Foods Holding Corp.	156,099	11,960
	Kimberly-Clark Corp.	93,010	11,565
	McCormick & Co. Inc. (Non-Voting)	170,775	11,427

		Shares	Market Value ($000)
	Kenvue Inc.	698,412	11,335
*	Post Holdings Inc.	105,227	11,310
*	Performance Food Group Co.	97,402	10,134
	Keurig Dr Pepper Inc.	390,315	9,957
*	Celsius Holdings Inc.	161,736	9,298
	Tyson Foods Inc. Class A	161,658	8,778
	Clorox Co.	69,376	8,554
*	Boston Beer Co. Inc. Class A	37,764	7,984
	Sysco Corp.	90,344	7,439
	Ingredion Inc.	56,403	6,887
	Hormel Foods Corp.	209,848	5,192
	J M Smucker Co.	46,525	5,053
	General Mills Inc.	99,967	5,040
	Kraft Heinz Co.	189,406	4,932
*	Freshpet Inc.	89,030	4,906
*	Darling Ingredients Inc.	145,951	4,505
	Coca-Cola Consolidated Inc.	37,702	4,417
	Pilgrim's Pride Corp.	105,957	4,315
	Brown-Forman Corp. Class B	143,688	3,891
	Bunge Global SA	47,001	3,819
	Molson Coors Beverage Co. Class B	71,712	3,245
	Campbell's Co.	96,545	3,049
	Kellanova	27,590	2,263
	Primo Brands Corp. Class A	95,251	2,105
	Lamb Weston Holdings Inc.	32,455	1,885
	Seaboard Corp.	401	1,462
	Reynolds Consumer Products Inc.	35,214	862
	Spectrum Brands Holdings Inc.	11,875	624
	Brown-Forman Corp. Class A	4,875	131
*	Sprouts Farmers Market Inc.	970	106
			983,957
Energy (3.1%)
	Exxon Mobil Corp.	1,798,440	202,774
	Chevron Corp.	855,872	132,908
	ConocoPhillips	612,761	57,961
	Cheniere Energy Inc.	184,685	43,397
	Marathon Petroleum Corp.	188,281	36,289
	EQT Corp.	496,689	27,035
	Valero Energy Corp.	155,741	26,517
	EOG Resources Inc.	235,362	26,389
	Occidental Petroleum Corp.	533,473	25,207
	Schlumberger NV	680,643	23,394
	Williams Cos. Inc.	362,882	22,989
	Phillips 66	158,889	21,612
	Baker Hughes Co.	401,364	19,554
	Devon Energy Corp.	502,823	17,629
	Targa Resources Corp.	93,422	15,652
	Halliburton Co.	557,227	13,708
	Diamondback Energy Inc.	89,730	12,840
*	Antero Resources Corp.	355,855	11,943
	Expand Energy Corp.	107,186	11,387
*	First Solar Inc.	49,396	10,893
	Coterra Energy Inc.	363,421	8,595
	Texas Pacific Land Corp.	8,740	8,160
	Weatherford International plc	91,735	6,277
	TechnipFMC plc	157,034	6,195
	Civitas Resources Inc.	169,818	5,519
	DT Midstream Inc.	40,285	4,555
	Range Resources Corp.	108,753	4,094
	APA Corp.	144,948	3,519
	NOV Inc.	212,970	2,822
	Antero Midstream Corp.	95,607	1,859
*	Enphase Energy Inc.	42,138	1,491
	ONEOK Inc.	18,367	1,340
	Ovintiv Inc.	31,804	1,284
	Kinder Morgan Inc.	4,979	141
			815,929
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	884,919	444,884

		Shares	Market Value ($000)
	JPMorgan Chase & Co.	1,278,390	403,243
	Bank of America Corp.	3,152,321	162,628
	Morgan Stanley	741,372	117,848
	Wells Fargo & Co.	1,390,022	116,512
	Goldman Sachs Group Inc.	129,923	103,464
	Citigroup Inc.	778,874	79,056
	Progressive Corp.	280,859	69,358
	S&P Global Inc.	141,683	68,958
	Charles Schwab Corp.	632,535	60,388
*	Robinhood Markets Inc. Class A	387,233	55,444
	Blackrock Inc.	45,052	52,525
	Blackstone Inc.	259,209	44,286
	Intercontinental Exchange Inc.	256,444	43,206
	Aon plc Class A	119,670	42,672
	Chubb Ltd.	148,830	42,007
	Ameriprise Financial Inc.	77,718	38,179
	Moody's Corp.	77,041	36,708
	Marsh & McLennan Cos. Inc.	177,680	35,808
	KKR & Co. Inc.	274,107	35,620
	Aflac Inc.	299,701	33,477
	CME Group Inc.	123,868	33,468
	Brown & Brown Inc.	341,058	31,988
	Nasdaq Inc.	321,915	28,473
	Arthur J Gallagher & Co.	90,932	28,165
	Arch Capital Group Ltd.	303,617	27,547
*	Coinbase Global Inc. Class A	81,283	27,432
	Travelers Cos. Inc.	95,557	26,681
	Allstate Corp.	109,659	23,538
*	NU Holdings Ltd. Class A	1,466,337	23,476
	PNC Financial Services Group Inc.	116,531	23,415
	Raymond James Financial Inc.	131,001	22,611
	Apollo Global Management Inc.	158,112	21,072
	MSCI Inc.	35,842	20,337
	American International Group Inc.	248,337	19,504
	Popular Inc.	153,360	19,478
	SLM Corp.	645,142	17,857
	US Bancorp	349,547	16,894
	Bank of New York Mellon Corp.	152,862	16,656
	Assurant Inc.	76,302	16,527
	Interactive Brokers Group Inc. Class A	226,008	15,552
*	Markel Group Inc.	7,851	15,006
	First Citizens BancShares Inc. Class A	8,346	14,932
	Globe Life Inc.	104,117	14,886
	Prudential Financial Inc.	140,725	14,599
	East West Bancorp Inc.	133,603	14,222
	State Street Corp.	121,995	14,153
	Fifth Third Bancorp	313,995	13,988
	Broadridge Financial Solutions Inc.	57,911	13,793
	MetLife Inc.	158,443	13,051
	Reinsurance Group of America Inc.	59,104	11,356
	Willis Towers Watson plc	31,933	11,031
	Truist Financial Corp.	240,120	10,978
	Commerce Bancshares Inc.	178,097	10,643
	SEI Investments Co.	120,864	10,255
	Loews Corp.	101,412	10,181
	Hartford Insurance Group Inc.	73,034	9,742
	W R Berkley Corp.	125,066	9,583
	LPL Financial Holdings Inc.	28,094	9,347
	M&T Bank Corp.	46,128	9,116
	Hanover Insurance Group Inc.	49,320	8,958
	Principal Financial Group Inc.	107,082	8,878
	White Mountains Insurance Group Ltd.	5,215	8,717
	Cboe Global Markets Inc.	34,996	8,583
	Wintrust Financial Corp.	64,292	8,515
	T. Rowe Price Group Inc.	82,881	8,507
*	SoFi Technologies Inc.	246,527	6,513
	Zions Bancorp NA	114,794	6,495
	MGIC Investment Corp.	208,978	5,929
	Cullen/Frost Bankers Inc.	46,275	5,866
	Jefferies Financial Group Inc.	86,956	5,689

		Shares	Market Value ($000)
	Pinnacle Financial Partners Inc.	49,542	4,647
	RenaissanceRe Holdings Ltd.	18,039	4,581
	BOK Financial Corp.	38,470	4,287
	Tradeweb Markets Inc. Class A	36,947	4,100
	Mr. Cooper Group Inc.	19,009	4,007
	Rocket Cos. Inc. Class A	196,206	3,802
	Western Alliance Bancorp	42,866	3,717
	Voya Financial Inc.	48,056	3,595
	First Horizon Corp.	138,758	3,137
*	Circle Internet Group Inc. Class A	20,970	2,780
	Northern Trust Corp.	19,000	2,557
	Affiliated Managers Group Inc.	10,087	2,405
*	Brighthouse Financial Inc.	42,947	2,280
*	Credit Acceptance Corp.	4,676	2,183
	Webster Financial Corp.	35,432	2,106
	Fidelity National Financial Inc.	31,637	1,914
	Primerica Inc.	6,278	1,743
	Assured Guaranty Ltd.	13,487	1,142
	Ares Management Corp. Class A	4,571	731
	Morningstar Inc.	1,993	462
	Synovus Financial Corp.	8,472	416
	Ryan Specialty Holdings Inc. Class A	6,435	363
	FactSet Research Systems Inc.	1,172	336
	Unum Group	3,849	299
	Old Republic International Corp.	4,091	174
	Prosperity Bancshares Inc.	1,807	120
	Cincinnati Financial Corp.	737	116
	Stifel Financial Corp.	984	112
	Houlihan Lokey Inc. Class A	499	102
	Axis Capital Holdings Ltd.	998	96
	Virtu Financial Inc. Class A	2,408	85
	First American Financial Corp.	1,183	76
	Evercore Inc. Class A	113	38
	Everest Group Ltd.	52	18
			2,918,981
Health Care (8.4%)
	Eli Lilly & Co.	346,090	264,067
	Johnson & Johnson	1,002,356	185,857
	AbbVie Inc.	729,615	168,935
	UnitedHealth Group Inc.	385,404	133,080
	Abbott Laboratories	695,513	93,157
	Merck & Co. Inc.	1,031,418	86,567
	Thermo Fisher Scientific Inc.	157,109	76,201
*	Boston Scientific Corp.	754,950	73,706
*	Intuitive Surgical Inc.	156,358	69,928
	Amgen Inc.	236,221	66,662
	Gilead Sciences Inc.	494,442	54,883
	Stryker Corp.	141,102	52,161
	Danaher Corp.	257,333	51,019
*	Vertex Pharmaceuticals Inc.	115,911	45,395
	Pfizer Inc.	1,727,095	44,006
	Medtronic plc	399,672	38,065
	Zoetis Inc.	245,316	35,895
	Cigna Group	113,814	32,807
	Elevance Health Inc.	101,321	32,739
	HCA Healthcare Inc.	73,647	31,388
	Bristol-Myers Squibb Co.	652,561	29,430
	Regeneron Pharmaceuticals Inc.	46,894	26,367
*	Alnylam Pharmaceuticals Inc.	55,289	25,212
*	Edwards Lifesciences Corp.	268,068	20,848
	Becton Dickinson & Co.	107,215	20,067
*	IDEXX Laboratories Inc.	30,554	19,521
	Labcorp Holdings Inc.	66,721	19,153
*	Waters Corp.	61,836	18,539
	Cardinal Health Inc.	102,851	16,143
	Humana Inc.	59,958	15,599
	GE HealthCare Technologies Inc.	193,279	14,515
*	Veeva Systems Inc. Class A	47,969	14,290
	Quest Diagnostics Inc.	69,169	13,182

		Shares	Market Value ($000)
*	United Therapeutics Corp.	30,943	12,972
*	Dexcom Inc.	183,787	12,367
*	IQVIA Holdings Inc.	64,444	12,240
	ResMed Inc.	43,081	11,792
	Agilent Technologies Inc.	90,485	11,614
*	Insmed Inc.	80,601	11,607
*	Incyte Corp.	132,550	11,242
*	Biogen Inc.	79,471	11,132
*	Cooper Cos. Inc.	160,825	11,026
*	Ionis Pharmaceuticals Inc.	164,671	10,773
*	Insulet Corp.	34,469	10,642
*	Charles River Laboratories International Inc.	59,497	9,309
	Bio-Techne Corp.	164,179	9,133
	Revvity Inc.	103,849	9,102
*	Natera Inc.	54,694	8,804
	STERIS plc	34,875	8,629
	Zimmer Biomet Holdings Inc.	79,957	7,876
*	Tenet Healthcare Corp.	37,543	7,623
*	Hologic Inc.	110,450	7,454
*	Jazz Pharmaceuticals plc	55,476	7,312
	West Pharmaceutical Services Inc.	26,070	6,839
*	Exact Sciences Corp.	120,208	6,577
*	Neurocrine Biosciences Inc.	40,804	5,728
*	Penumbra Inc.	22,171	5,616
*	Moderna Inc.	209,355	5,408
*	Envista Holdings Corp.	259,837	5,293
*	Align Technology Inc.	42,068	5,268
*	BioMarin Pharmaceutical Inc.	93,623	5,071
	Universal Health Services Inc. Class B	23,418	4,788
*	Revolution Medicines Inc.	102,283	4,777
*	Elanco Animal Health Inc.	235,886	4,751
*	Exelixis Inc.	113,574	4,691
	Organon & Co.	433,847	4,633
	Viatris Inc.	461,678	4,571
*	Illumina Inc.	46,371	4,404
	Bruker Corp.	134,767	4,379
	Teleflex Inc.	34,279	4,194
*	Solventum Corp.	56,521	4,126
*	Avantor Inc.	316,152	3,946
*	Centene Corp.	98,269	3,506
	Baxter International Inc.	147,762	3,364
*	Globus Medical Inc. Class A	54,908	3,145
	Encompass Health Corp.	24,560	3,120
*	Henry Schein Inc.	46,501	3,086
*	Tempus AI Inc.	35,751	2,885
*	Molina Healthcare Inc.	13,428	2,570
*	Roivant Sciences Ltd.	169,645	2,567
*	Doximity Inc. Class A	31,069	2,273
*	DaVita Inc.	16,189	2,151
*	Halozyme Therapeutics Inc.	28,819	2,114
*	Corcept Therapeutics Inc.	18,964	1,576
*	Inspire Medical Systems Inc.	20,715	1,537
*	Summit Therapeutics Inc.	72,689	1,502
*	Sarepta Therapeutics Inc.	75,530	1,455
*	Bio-Rad Laboratories Inc. Class A	5,064	1,420
	Royalty Pharma plc Class A	36,041	1,271
*	Apellis Pharmaceuticals Inc.	47,609	1,077
*	Medpace Holdings Inc.	1,938	996
*	Acadia Healthcare Co. Inc.	36,852	912
*	Masimo Corp.	6,041	891
*	Viking Therapeutics Inc.	28,258	743
*	Ultragenyx Pharmaceutical Inc.	12,799	385
	Chemed Corp.	752	337
*	Caris Life Sciences Inc.	3,764	114
			2,232,090
Industrials (12.0%)
	Visa Inc. Class A	694,689	237,153
	Mastercard Inc. Class A	355,641	202,292
	GE Aerospace	454,373	136,684

		Shares	Market Value ($000)
	RTX Corp.	608,271	101,782
	Caterpillar Inc.	190,677	90,982
	American Express Co.	261,186	86,756
	GE Vernova Inc.	124,491	76,550
*	Boeing Co.	331,125	71,467
	Accenture plc Class A	268,318	66,167
	Eaton Corp. plc	166,096	62,161
	Union Pacific Corp.	254,771	60,220
	Capital One Financial Corp.	281,190	59,775
	Deere & Co.	116,336	53,196
	TransDigm Group Inc.	38,730	51,047
	Parker-Hannifin Corp.	65,215	49,443
	Sherwin-Williams Co.	124,477	43,101
	Honeywell International Inc.	198,278	41,738
	Northrop Grumman Corp.	67,269	40,988
*	Fiserv Inc.	297,613	38,371
	Lockheed Martin Corp.	75,981	37,930
	General Dynamics Corp.	110,221	37,585
	Illinois Tool Works Inc.	133,372	34,778
	Norfolk Southern Corp.	115,127	34,585
	Automatic Data Processing Inc.	116,121	34,082
	PACCAR Inc.	345,088	33,929
	CSX Corp.	940,456	33,396
*	PayPal Holdings Inc.	495,958	33,259
	Trane Technologies plc	74,467	31,422
	Cintas Corp.	151,800	31,158
	Martin Marietta Materials Inc.	46,278	29,168
	AMETEK Inc.	154,174	28,985
	FedEx Corp.	116,848	27,554
	3M Co.	173,281	26,890
	Vulcan Materials Co.	87,366	26,876
	Quanta Services Inc.	63,452	26,296
	BWX Technologies Inc.	141,690	26,123
	Howmet Aerospace Inc.	130,321	25,573
	Verisk Analytics Inc.	98,344	24,734
	L3Harris Technologies Inc.	78,873	24,089
	United Rentals Inc.	25,199	24,056
	Emerson Electric Co.	178,752	23,449
*	Keysight Technologies Inc.	127,923	22,376
	WW Grainger Inc.	22,697	21,629
	Cummins Inc.	51,132	21,597
*	Axon Enterprise Inc.	30,078	21,585
	Johnson Controls International plc	193,908	21,320
	Ingersoll Rand Inc.	230,996	19,085
	Equifax Inc.	71,898	18,444
	Carrier Global Corp.	307,603	18,364
	Global Payments Inc.	213,540	17,741
*	Block Inc. Class A	237,409	17,158
*	Teledyne Technologies Inc.	28,442	16,668
	Expeditors International of Washington Inc.	132,304	16,219
	Armstrong World Industries Inc.	80,218	15,724
	Ferguson Enterprises Inc.	69,070	15,512
	Rockwell Automation Inc.	43,511	15,208
	CRH plc	125,070	14,996
	Westinghouse Air Brake Technologies Corp.	74,148	14,864
	Otis Worldwide Corp.	154,499	14,126
	Owens Corning	99,539	14,081
	Crown Holdings Inc.	142,565	13,770
*	Fair Isaac Corp.	9,045	13,536
	Ball Corp.	266,319	13,428
	Xylem Inc.	89,582	13,213
	EMCOR Group Inc.	19,710	12,802
	Fidelity National Information Services Inc.	192,128	12,669
	HEICO Corp.	38,927	12,566
	IDEX Corp.	75,388	12,270
	Huntington Ingalls Industries Inc.	42,600	12,265
	Old Dominion Freight Line Inc.	87,124	12,265
	United Parcel Service Inc. Class B	142,395	11,894
*	Zebra Technologies Corp. Class A	38,549	11,455
	Synchrony Financial	160,262	11,387

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	8,946	10,982
	DuPont de Nemours Inc.	140,582	10,951
	JB Hunt Transport Services Inc.	77,704	10,426
	Oshkosh Corp.	79,188	10,271
	Dow Inc.	439,847	10,086
	Valmont Industries Inc.	25,791	10,000
	Toro Co.	128,813	9,816
	Smurfit WestRock plc	225,396	9,595
*	Trimble Inc.	115,806	9,456
	Curtiss-Wright Corp.	16,669	9,050
	Packaging Corp. of America	40,515	8,829
	Veralto Corp.	81,491	8,688
	Graco Inc.	101,920	8,659
*	Generac Holdings Inc.	51,711	8,656
	nVent Electric plc	86,699	8,552
*	Corpay Inc.	27,925	8,044
	Dover Corp.	47,069	7,853
	Jacobs Solutions Inc.	51,301	7,688
*	Affirm Holdings Inc. Class A	101,883	7,446
	Paychex Inc.	58,273	7,387
	Lennox International Inc.	13,687	7,245
	Genpact Ltd.	171,163	7,170
	FTAI Aviation Ltd.	41,701	6,958
*	Rocket Lab Corp.	143,225	6,862
	Carlisle Cos. Inc.	20,638	6,789
	Jack Henry & Associates Inc.	44,666	6,652
	Hubbell Inc. Class B	15,385	6,620
*	XPO Inc.	51,150	6,612
	Graphic Packaging Holding Co.	337,241	6,600
	Textron Inc.	76,556	6,468
*	Builders FirstSource Inc.	53,216	6,452
	Woodward Inc.	24,846	6,279
*	MasTec Inc.	28,849	6,139
	TransUnion	73,196	6,132
	ITT Inc.	33,466	5,982
	Fortive Corp.	119,529	5,856
	AECOM	44,437	5,798
	Allison Transmission Holdings Inc.	65,885	5,592
*	Middleby Corp.	39,461	5,246
	CH Robinson Worldwide Inc.	36,813	4,874
	Flowserve Corp.	88,132	4,683
*	Mohawk Industries Inc.	34,649	4,467
*	Spirit AeroSystems Holdings Inc. Class A	115,715	4,467
*	Saia Inc.	14,331	4,290
	Donaldson Co. Inc.	50,042	4,096
	Acuity Inc.	11,823	4,072
	Silgan Holdings Inc.	94,330	4,057
*	GXO Logistics Inc.	76,566	4,050
	AGCO Corp.	37,770	4,044
	Booz Allen Hamilton Holding Corp.	39,547	3,953
*	FTI Consulting Inc.	23,719	3,834
	MSC Industrial Direct Co. Inc. Class A	41,591	3,832
	Crane Co.	20,174	3,715
	Tetra Tech Inc.	110,185	3,678
	Advanced Drainage Systems Inc.	25,893	3,591
*	Amentum Holdings Inc.	145,038	3,474
	Comfort Systems USA Inc.	3,990	3,292
	Sealed Air Corp.	91,392	3,231
	Eagle Materials Inc.	13,851	3,228
*	Axalta Coating Systems Ltd.	109,313	3,129
*	ATI Inc.	37,699	3,066
	Robert Half Inc.	85,801	2,916
*	QXO Inc.	148,216	2,825
	Pentair plc	24,782	2,745
*	TopBuild Corp.	6,987	2,731
	Esab Corp.	23,645	2,642
	Sensata Technologies Holding plc	83,683	2,557
*	Shift4 Payments Inc. Class A	32,912	2,547
*	Aurora Innovation Inc. Class A	471,320	2,540
	PPG Industries Inc.	23,936	2,516

		Shares	Market Value ($000)
	Allegion plc	13,424	2,381
	ManpowerGroup Inc.	62,074	2,353
	Amcor plc	286,657	2,345
*	Gates Industrial Corp. plc	94,022	2,334
	Vontier Corp.	51,125	2,146
	Stanley Black & Decker Inc.	28,795	2,140
	Regal Rexnord Corp.	14,885	2,135
*	Kirby Corp.	23,066	1,925
	Ralliant Corp.	38,130	1,667
	AAON Inc.	17,209	1,608
*	Everus Construction Group Inc.	17,506	1,501
*	WEX Inc.	8,815	1,389
*	BILL Holdings Inc.	26,158	1,386
*	Euronet Worldwide Inc.	15,619	1,372
	WESCO International Inc.	5,097	1,078
*	Trex Co. Inc.	16,480	852
	RPM International Inc.	7,189	847
	HEICO Corp. Class A	2,666	677
*	Core & Main Inc. Class A	11,478	618
	Brunswick Corp.	9,591	607
	AptarGroup Inc.	3,262	436
	Littelfuse Inc.	1,399	362
*	Paylocity Holding Corp.	1,635	260
*	Loar Holdings Inc.	1,350	108
	WillScot Holdings Corp.	4,615	97
*	Hayward Holdings Inc.	6,271	95
	Lincoln Electric Holdings Inc.	143	34
	Snap-on Inc.	60	21
	Masco Corp.	287	20
	A O Smith Corp.	273	20
	Watsco Inc.	47	19
	Crane NXT Co.	164	11
			3,171,880
Real Estate (2.1%)
	Welltower Inc.	355,755	63,374
*	CBRE Group Inc. Class A	292,677	46,114
	Prologis Inc.	396,256	45,379
	American Tower Corp.	193,183	37,153
	Equinix Inc.	46,357	36,309
	Ventas Inc.	346,123	24,225
	Digital Realty Trust Inc.	118,640	20,511
	SBA Communications Corp.	93,326	18,045
	Public Storage	58,881	17,008
	Simon Property Group Inc.	82,364	15,457
*	Jones Lang LaSalle Inc.	51,205	15,273
	Extra Space Storage Inc.	105,773	14,908
*	CoStar Group Inc.	173,645	14,650
	Crown Castle Inc.	138,252	13,340
	AvalonBay Communities Inc.	62,719	12,115
	Iron Mountain Inc.	114,401	11,662
	Equity LifeStyle Properties Inc.	191,794	11,642
	American Homes 4 Rent Class A	341,378	11,351
	Weyerhaeuser Co.	415,812	10,308
	Vornado Realty Trust	234,375	9,499
	Mid-America Apartment Communities Inc.	62,424	8,723
	Essex Property Trust Inc.	31,988	8,562
	Park Hotels & Resorts Inc.	762,755	8,451
*	Zillow Group Inc. Class C	108,338	8,347
	Equity Residential	119,195	7,716
*	Zillow Group Inc. Class A	91,767	6,831
	Invitation Homes Inc.	221,589	6,499
	Lamar Advertising Co. Class A	49,553	6,066
	Sun Communities Inc.	43,732	5,641
	BXP Inc.	74,030	5,503
	Alexandria Real Estate Equities Inc.	56,673	4,723
*	Howard Hughes Holdings Inc.	54,984	4,518
	Realty Income Corp.	74,215	4,512
	Camden Property Trust	40,323	4,306
	Kimco Realty Corp.	182,776	3,994

		Shares	Market Value ($000)
	CubeSmart	76,313	3,103
	Host Hotels & Resorts Inc.	171,510	2,919
	First Industrial Realty Trust Inc.	51,231	2,637
	Millrose Properties Inc.	71,232	2,394
	Lineage Inc.	38,798	1,499
	VICI Properties Inc. Class A	41,976	1,369
	Federal Realty Investment Trust	8,082	819
	Kilroy Realty Corp.	17,802	752
	EastGroup Properties Inc.	2,800	474
	Medical Properties Trust Inc.	80,473	408
	Healthcare Realty Trust Inc. Class A	16,287	294
	Regency Centers Corp.	2,420	176
	Brixmor Property Group Inc.	5,264	146
	Agree Realty Corp.	1,990	141
	Rexford Industrial Realty Inc.	694	29
			559,875
Technology (38.9%)
	NVIDIA Corp.	10,155,915	1,894,891
	Microsoft Corp.	3,199,157	1,657,003
	Apple Inc.	6,283,795	1,600,043
	Meta Platforms Inc. Class A	951,141	698,499
	Broadcom Inc.	1,965,143	648,320
	Alphabet Inc. Class A	2,436,132	592,224
	Alphabet Inc. Class C	2,157,070	525,354
	Oracle Corp.	698,132	196,343
*	Palantir Technologies Inc. Class A	917,938	167,450
	Lam Research Corp.	844,820	113,121
*	Advanced Micro Devices Inc.	678,333	109,747
	KLA Corp.	88,948	95,939
	International Business Machines Corp.	332,087	93,702
	Salesforce Inc.	384,082	91,027
	Amphenol Corp. Class A	692,022	85,638
	Intuit Inc.	123,342	84,231
*	ServiceNow Inc.	85,081	78,298
	QUALCOMM Inc.	456,471	75,939
	Micron Technology Inc.	447,718	74,912
*	Cadence Design Systems Inc.	206,502	72,536
	Applied Materials Inc.	345,710	70,781
*	AppLovin Corp. Class A	97,995	70,413
*	Adobe Inc.	193,695	68,326
	Texas Instruments Inc.	356,842	65,563
*	Synopsys Inc.	126,553	62,440
*	Intel Corp.	1,798,920	60,354
*	Palo Alto Networks Inc.	258,681	52,673
	Analog Devices Inc.	179,001	43,981
*	Autodesk Inc.	133,680	42,466
*	DoorDash Inc. Class A	151,760	41,277
*	Crowdstrike Holdings Inc. Class A	83,565	40,979
	Corning Inc.	448,584	36,797
*	Fortinet Inc.	429,633	36,124
*	Strategy Inc.	108,953	35,106
	Western Digital Corp.	248,268	29,807
*	Snowflake Inc. Class A	127,275	28,707
	Teradyne Inc.	197,643	27,204
	Marvell Technology Inc.	318,688	26,792
	Roper Technologies Inc.	52,739	26,300
	Vertiv Holdings Co. Class A	165,377	24,949
*	Cloudflare Inc. Class A	113,000	24,249
	VeriSign Inc.	70,202	19,626
	Hewlett Packard Enterprise Co.	711,355	17,471
*	Datadog Inc. Class A	117,420	16,721
	Cognizant Technology Solutions Corp. Class A	231,533	15,529
	Monolithic Power Systems Inc.	15,563	14,328
*	Workday Inc. Class A	55,613	13,388
*	Arrow Electronics Inc.	103,474	12,520
	Dell Technologies Inc. Class C	84,890	12,035
*	Pure Storage Inc. Class A	136,249	11,419
*	Gartner Inc.	43,356	11,397
*	Super Micro Computer Inc.	223,359	10,708

		Shares	Market Value ($000)
*	MongoDB Inc.	33,807	10,493
*	PTC Inc.	50,661	10,285
	NetApp Inc.	86,114	10,201
*	Zoom Communications Inc.	120,820	9,968
*	Atlassian Corp. Class A	62,005	9,902
	Jabil Inc.	42,664	9,265
*	Guidewire Software Inc.	39,213	9,014
*	Reddit Inc. Class A	39,088	8,990
*	GoDaddy Inc. Class A	65,117	8,910
*	Astera Labs Inc.	44,259	8,666
	HP Inc.	314,111	8,553
	SS&C Technologies Holdings Inc.	96,201	8,539
	Dolby Laboratories Inc. Class A	115,638	8,369
*	Dayforce Inc.	114,868	7,913
*	HubSpot Inc.	16,858	7,886
*	ON Semiconductor Corp.	146,389	7,218
*	Sandisk Corp.	63,272	7,099
*	Manhattan Associates Inc.	33,371	6,840
*	Coherent Corp.	62,901	6,776
*	Pinterest Inc. Class A	209,652	6,745
	Microchip Technology Inc.	104,770	6,728
*	Maplebear Inc.	181,891	6,686
*	Tyler Technologies Inc.	12,682	6,635
	Gen Digital Inc.	230,287	6,538
	Leidos Holdings Inc.	32,104	6,066
*	Toast Inc. Class A	165,968	6,059
	Avnet Inc.	105,416	5,511
*	CACI International Inc. Class A	10,869	5,421
*	Twilio Inc. Class A	52,028	5,207
*	Nutanix Inc. Class A	66,303	4,932
*	Unity Software Inc.	108,226	4,333
*	Akamai Technologies Inc.	53,533	4,056
*	Samsara Inc. Class A	106,912	3,982
*	DXC Technology Co.	291,711	3,976
*	Dynatrace Inc.	80,921	3,921
*	Globant SA	65,703	3,770
*	Okta Inc.	37,387	3,428
*	Docusign Inc.	44,598	3,215
*	Parsons Corp.	37,998	3,151
	Paycom Software Inc.	14,598	3,038
	Match Group Inc.	81,537	2,880
	CDW Corp.	17,242	2,746
*	Dropbox Inc. Class A	69,642	2,104
*	F5 Inc.	6,402	2,069
*	Zscaler Inc.	6,783	2,033
	Universal Display Corp.	13,611	1,955
*	Kyndryl Holdings Inc.	59,951	1,800
*	Qorvo Inc.	19,377	1,765
*	Gitlab Inc. Class A	31,849	1,436
*	Clarivate plc	346,744	1,328
*	IAC Inc.	37,029	1,262
	Amdocs Ltd.	14,779	1,213
*	Onto Innovation Inc.	9,347	1,208
*	SentinelOne Inc. Class A	67,358	1,186
*	EPAM Systems Inc.	7,448	1,123
*	Rubrik Inc. Class A	11,453	942
*	Teradata Corp.	41,671	896
	Entegris Inc.	9,347	864
	KBR Inc.	16,890	799
*	Appfolio Inc. Class A	2,253	621
*	Elastic NV	7,222	610
*	Cirrus Logic Inc.	4,755	596
	Pegasystems Inc.	9,984	574
	Concentrix Corp.	8,510	393
	Skyworks Solutions Inc.	4,116	317
*	Allegro MicroSystems Inc.	3,935	115
	Bentley Systems Inc. Class B	2,152	111
*	Procore Technologies Inc.	1,058	77
*	Informatica Inc. Class A	2,356	59

		Shares	Market Value ($000)
	TD SYNNEX Corp.	281	46
			10,327,060
Telecommunications (1.8%)
	Cisco Systems Inc.	1,579,260	108,053
	T-Mobile US Inc.	307,578	73,628
	AT&T Inc.	2,403,260	67,868
*	Arista Networks Inc.	410,918	59,875
	Comcast Corp. Class A	1,520,858	47,785
	Verizon Communications Inc.	1,001,693	44,025
	Motorola Solutions Inc.	80,215	36,682
*	Ciena Corp.	96,721	14,089
*	Charter Communications Inc. Class A	33,814	9,303
*	Frontier Communications Parent Inc.	221,452	8,271
*	Lumentum Holdings Inc.	46,514	7,568
*	Roku Inc.	55,182	5,525
*	Liberty Global Ltd. Class C	411,895	4,840
*	Liberty Broadband Corp. Class C	38,297	2,433
	Ubiquiti Inc.	683	451
*	Liberty Broadband Corp. Class A	6,984	442
*	GCI Liberty Inc. Class A	11,425	429
*	GCI Liberty Inc. Class C	8,472	316
*,1	GCI Liberty Inc.	58,613	—
*	Liberty Global Ltd. Class A	4	—
			491,583
Utilities (2.4%)
	NextEra Energy Inc.	963,844	72,761
	Constellation Energy Corp.	141,884	46,690
	Southern Co.	442,260	41,913
	Duke Energy Corp.	311,555	38,555
	Waste Management Inc.	171,073	37,778
	Vistra Corp.	134,401	26,332
	PG&E Corp.	1,584,081	23,888
	WEC Energy Group Inc.	206,521	23,665
	Sempra	257,919	23,208
	CenterPoint Energy Inc.	588,810	22,846
	Atmos Energy Corp.	133,378	22,774
	American Water Works Co. Inc.	158,173	22,016
	Public Service Enterprise Group Inc.	212,577	17,742
	Exelon Corp.	386,434	17,393
	CMS Energy Corp.	219,773	16,101
	American Electric Power Co. Inc.	130,646	14,698
	Xcel Energy Inc.	180,857	14,586
	Consolidated Edison Inc.	133,006	13,370
	NRG Energy Inc.	81,996	13,279
	NiSource Inc.	290,045	12,559
	Eversource Energy	172,448	12,268
	DTE Energy Co.	84,876	12,004
	Dominion Energy Inc.	184,625	11,293
	Ameren Corp.	103,420	10,795
	FirstEnergy Corp.	203,221	9,312
	Entergy Corp.	92,692	8,638
	Edison International	138,188	7,639
	Republic Services Inc.	33,179	7,614
	Essential Utilities Inc.	183,416	7,318
*	Talen Energy Corp.	16,119	6,857
	Alliant Energy Corp.	90,260	6,084
*	Clean Harbors Inc.	22,369	5,194
	AES Corp.	348,313	4,584
	MDU Resources Group Inc.	70,024	1,247
	National Fuel Gas Co.	13,356	1,234
	UGI Corp.	31,963	1,063
	PPL Corp.	8,316	309
	IDACORP Inc.	2,318	306
	Evergy Inc.	2,716	206
	Pinnacle West Capital Corp.	1,808	162
	OGE Energy Corp.	2,704	125
			636,406
Total Common Stocks (Cost $6,567,689)			26,491,989

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund (Cost $34,773)	4.180%	347,736	34,774
Total Investments (100.0%) (Cost $6,602,462)				26,526,763
Other Assets and Liabilities—Net (0.0%)				10,332
Net Assets (100%)				26,537,095
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	142	47,845	277

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	26,491,989	—	—	26,491,989
Temporary Cash Investments	34,774	—	—	34,774
Total	26,526,763	—	—	26,526,763

Derivative Financial Instruments
Assets
Futures Contracts[1]	277	—	—	277
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.